Debt - Additional Information (Detail) € in Millions		1 Months Ended		12 Months Ended
	Feb. 25, 2016 EUR (€)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($) Contract	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Debt before unamortized discount				$ 8,831,000,000
Payments of notes				939,000,000		$ 2,072,000,000
Line of credit facility, amount terminated			$ 5,300,000,000
Commercial paper program				3,500,000,000
Carrying Amount, Commercial paper					$ 1,600,000,000
Unamortized discount				53,000,000
Amortization of Debt Discount (Premium)					3,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt before unamortized discount				8,831,000,000	11,301,000,000
Unamortized discount				53,000,000	$ 56,000,000
Apache finance Canada 7.75% notes due 2029 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount				300,000,000
5.625% Notes Due 2017 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount		$ 500,000,000
Notes interest rate		5.625%
Payments of notes		$ 939,000,000
Accrued and unpaid interest		8,000,000
5.625% Notes Due 2017 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt maturity year					2017
1.75% Notes Due 2017 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount		$ 400,000,000
Notes interest rate		1.75%
Jp Morgan Chase Bank And Syndicate Of Lenders [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Letter of credit facility | €	€ 900
Credit facility, extension period for maturity	1 year
Line of credit facility maximum borrowing capacity | €	€ 1,075
Five-Year Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility term			5 years
Credit facility maturity date			Jun. 30, 2020
Line of credit facility, number of extension options | Contract			2
Credit facility, extension period for maturity			1 year
Line of credit facility maximum borrowing capacity			$ 3,500,000,000
Line of credit facility, available borrowing capacity				$ 3,500,000,000
Quarterly facility fees at per annum rate				0.125%
Maximum potential lien on assets located in specified regions				$ 1,275,000,000
Five-Year Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, commitment amount			4,500,000,000.0
Debt to Capitalization ratio				0.60
Percentage of liens of companies consolidated asset				5.00%
Five-Year Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Margin percentage				1.00%
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Period For Borrowing Funds				270 days
Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of credit subfacility			$ 750,000,000